Investment Objectives and Goals	Nov. 07, 2025
T-REX 2X Long XRP Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG XRP DAILY TARGET ETF
T-REX 2X Long SOL Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SOL DAILY TARGET ETF